Share Capital - Summary of share capital, net of customary transaction costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Number of Shares
Number of shares outstanding at beginning of period (in shares)	50,649,844	47,556,462	47,556,462
Number of shares outstanding at end of period (in shares)	77,767,783	46,857,055	50,649,844
Changes in equity
Equity at beginning of period	$ 464,556	$ 598,410	$ 598,410
Equity at end of period	$ 727,686	$ 548,298	$ 464,556
Equity placement
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	8,500,000
Changes in equity
Issuance of shares and share capital	$ 117,467
Acquisition Consideration
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	21,194,213		4,592,095
Changes in equity
Issuance of shares and share capital	$ 252,906		$ 55,704
Equity Compensation Through EBT
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	224,331	116,300	139,317
Changes in equity
Issuance of shares and share capital	$ 0	$ 0	$ 0
Repurchase of shares	$ (2,458)	$ (2,582)	$ (5,229)
EBT
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	(218,778)	(197,160)	(418,151)
Share buyback program
Number of Shares
Increase (decrease) in number of shares outstanding (in shares)	(2,581,827)	(618,547)	(1,219,879)
Changes in equity
Repurchase of shares	$ (33,649)	$ (8,094)	$ (15,901)
Total Share Capital
Changes in equity
Equity at beginning of period	13,762	12,897	12,897
Equity at end of period	20,695	12,793	13,762
Total Share Capital | Equity placement
Changes in equity
Issuance of shares and share capital	2,129
Total Share Capital | Acquisition Consideration
Changes in equity
Issuance of shares and share capital	5,490		1,185
Total Share Capital | Equity Compensation Through EBT
Changes in equity
Issuance of shares and share capital	0	0	0
Total Share Capital | EBT
Changes in equity
Issuance of shares and share capital			0
Repurchase of shares	0	0
Total Share Capital | Share buyback program
Changes in equity
Repurchase of shares	(686)	(104)	(320)
Total Share Premium
Changes in equity
Equity at beginning of period	1,262,711	1,208,192	1,208,192
Equity at end of period	1,378,049	1,208,192	1,262,711
Total Share Premium | Equity placement
Changes in equity
Issuance of shares and share capital	115,338
Total Share Premium | Acquisition Consideration
Changes in equity
Issuance of shares and share capital	0		54,519
Total Share Premium | Equity Compensation Through EBT
Changes in equity
Issuance of shares and share capital	0	0	0
Total Share Premium | EBT
Changes in equity
Issuance of shares and share capital			0
Repurchase of shares	0	0
Total Share Premium | Share buyback program
Changes in equity
Repurchase of shares	$ 0	$ 0	$ 0